Long-term Incentive Plans (Details 3)	12 Months Ended
Jan. 31, 2024 $ / shares shares
Statement [Line Items]
Number of options, outstanding	10,215,000
Options Exercisable	6,817,500
Options 1 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Exercise Price | $ / shares	$ 0.16
Expiry date	Dec. 11, 2024
Vesting Terms	100% on grant date
Options 2 [Member]
Statement [Line Items]
Number of options, outstanding	2,100,000
Options Exercisable	2,100,000
Exercise Price | $ / shares	$ 0.17
Expiry date	Feb. 28, 2025
Vesting Terms	33.33% every six months
Options 3 [Member]
Statement [Line Items]
Number of options, outstanding	180,000
Options Exercisable	180,000
Exercise Price | $ / shares	$ 1.80
Expiry date	May 05, 2025
Vesting Terms	25% every six months
Options 4 [Member]
Statement [Line Items]
Number of options, outstanding	50,000
Options Exercisable	50,000
Exercise Price | $ / shares	$ 2.40
Expiry date	May 10, 2025
Vesting Terms	16.66% every six months
Options 5 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Exercise Price | $ / shares	$ 1.80
Expiry date	May 21, 2025
Vesting Terms	16.66% every six months
Options 6 [Member]
Statement [Line Items]
Number of options, outstanding	1,800,000
Options Exercisable	1,350,000
Exercise Price | $ / shares	$ 0.16
Expiry date	Jan. 12, 2026
Vesting Terms	25% every six months
Options 7 [Member]
Statement [Line Items]
Number of options, outstanding	5,595,000
Options Exercisable	2,797,500
Exercise Price | $ / shares	$ 0.075
Expiry date	May 01, 2026
Vesting Terms	25% every six months
Options 8 [Member]
Statement [Line Items]
Number of options, outstanding	200,000
Options Exercisable	100,000
Exercise Price | $ / shares	$ 0.075
Expiry date	Jun. 19, 2026
Vesting Terms	25% every six months
Options 9 [Member]
Statement [Line Items]
Number of options, outstanding	250,000
Options Exercisable	200,000
Exercise Price | $ / shares	$ 0.07
Expiry date	Jul. 31, 2026
Vesting Terms	40% on grant date; 20% every two months thereafter